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                                                                    THE HARTFORD

May 1, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

Re: Union Security Insurance Company
    Variable Account D ("Registrant")
    Opportunity and Opportunity +
    File No. 033-19421

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The Prospectuses and Statements of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

       2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 21, 2008.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-6085.

Very truly yours,

/s/ Sarah M. Patterson

Sarah M. Patterson
Counsel